Interim condensed consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Payments to suppliers and employees	$ (4,554)	$ (7,283)
Interest and other finance costs paid	0	(3)
Net cash used in operating activities	(4,554)	(7,286)
Cash flows from investing activities
Expenditure on mining exploration and evaluation	(21,256)	(17,346)
Payments for property, plant and equipment	(3)	(45)
Interest received	883	518
Net cash used in investing activities	(20,376)	(16,873)
Cash flows from financing activities
Proceeds from exercise of options	84	0
Share issue transaction costs	(11)	(11)
Repayment of leases	(65)	(111)
Net cash from/(used in) financing activities	8	(122)
Net decrease in cash and cash equivalents	(24,922)	(24,281)
Cash and cash equivalents at the beginning of the financial period	52,709	94,177
Effects of exchange rate changes on cash and cash equivalents	202	(599)
Cash and cash equivalents at the end of the financial period	$ 27,989	$ 69,297